Related party disclosures - Detailed information of related parties (Details)		12 Months Ended
	Mar. 27, 2024	Dec. 31, 2024
SQM Commercial Peru S.A.C.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%